THE PLANTERS FUNDS

                          Federated Investors

                       Federated Investors Tower

                  Pittsburgh, Pennsylvania 15222-3779

                            (412) 288-1900

                          September 30, 1997

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

       RE:    THE PLANTERS FUNDS    (the "Trust")

              Tennessee Tax-Free Bond Fund

              1933 Act File No. 33-49701

              1940 ACT FILE NO. 811-7065

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated September 30, 1997, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 8 on September 25, 1997.

         If you have any questions regarding this certification, please call me at (412) 288-8260.

                                                 Very truly yours,

                                                 /s/ Gail Cagney
                                                 Gail Cagney
                                                 Assistant Secretary